Employee benefits (Post-Employment) - Summary of Maturity Analysis and Pension (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	$ 36,855	$ 37,842
Not later than one year [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,932
Later than one year and not later than two years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,897
Later than two years and not later than three years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,865
Later than three years and not later than four years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,838
Later than five years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	29,323
Petros Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	25,081	25,872
Petros Pension Plan [member] | Not later than one year [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,495
Petros Pension Plan [member] | Later than one year and not later than two years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,446
Petros Pension Plan [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,402
Petros Pension Plan [member] | Later than three years and not later than four years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1,364
Petros Pension Plan [member] | Later than five years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	19,374
Petros 2 Pension Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	887	678
Petros 2 Pension Plan [member] | Not later than one year [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	32
Petros 2 Pension Plan [member] | Later than one year and not later than two years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	31
Petros 2 Pension Plan [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	30
Petros 2 Pension Plan [member] | Later than three years and not later than four years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	30
Petros 2 Pension Plan [member] | Later than five years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	764
AMS Medical Plan [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	10,802	11,214
AMS Medical Plan [member] | Not later than one year [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	403
AMS Medical Plan [member] | Later than one year and not later than two years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	419
AMS Medical Plan [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	432
AMS Medical Plan [member] | Later than three years and not later than four years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	443
AMS Medical Plan [member] | Later than five years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	9,105
Other plans [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	85	$ 78
Other plans [member] | Not later than one year [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	2
Other plans [member] | Later than one year and not later than two years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1
Other plans [member] | Later than two years and not later than three years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1
Other plans [member] | Later than three years and not later than four years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	1
Other plans [member] | Later than five years [member]
Disclosure of maturity analysis of pension and other defined benefit plans [line Items]
Pension and medical benefits	$ 80